UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23833

BCM Focus Funds
(Exact name of registrant as specified in charter)

12600 Hill Country Blvd. Ste R-230, Austin, TX 78738
(Address of principal executive offices) (Zip code)

Bares Capital Management, Inc.

12600 Hill Country Blvd. Ste R-230

Austin, TX 78738

(Name and address of agent for service)

Copies to:

James Bradshaw

Bares Capital Management, Inc.

12600 Hill Country Blvd. Ste R-230

Austin, TX 78738

Charles Ropka

Ropka Law, LLC

215 Fries Mill Road

Turnersville, NJ 08012

Registrant's telephone number, including area code: (512) 542-1083

Date of fiscal year end: October 31

Date of reporting period: December 30, 2022 (Inception Date) – June 30, 2023

Item 1. Proxy Voting Record

The voting records contained in this Form N-PX cover the period from December 30, 2022 (Inception Date) through June 30, 2023.

Registrant: BCM Focus Funds

Fund Name: BCM Focus Small/Micro-Cap Fund

Issuer of Portfolio Security	Exchange Ticker Symbol	CUSIP	Shareholder Meeting Date	Summary of Matter Voted On	Who Proposed Matter: Issuer / Shareholder	Whether Fund Cast Vote on Matter	Fund’s Vote	For or Against Management Recommendation
STONEX GROUP INC.	SNEX	861896108	01-Mar-2023	Election of Director: Annabelle G. Bexiga	Issuer	Yes	For	For
STONEX GROUP INC.	SNEX	861896108	01-Mar-2023	Election of Director: Scott J. Branch	Issuer	Yes	For	For
STONEX GROUP INC.	SNEX	861896108	01-Mar-2023	Election of Director: Diane L. Cooper	Issuer	Yes	For	For
STONEX GROUP INC.	SNEX	861896108	01-Mar-2023	Election of Director: John M. Fowler	Issuer	Yes	For	For
STONEX GROUP INC.	SNEX	861896108	01-Mar-2023	Election of Director: Steven Kass	Issuer	Yes	For	For
STONEX GROUP INC.	SNEX	861896108	01-Mar-2023	Election of Director: Sean M. O'Connor	Issuer	Yes	For	For
STONEX GROUP INC.	SNEX	861896108	01-Mar-2023	Election of Director: Eric Parthemore	Issuer	Yes	For	For
STONEX GROUP INC.	SNEX	861896108	01-Mar-2023	Election of Director: John Radziwill	Issuer	Yes	For	For
STONEX GROUP INC.	SNEX	861896108	01-Mar-2023	Election of Director: Dhamu R. Thamodaran	Issuer	Yes	For	For
STONEX GROUP INC.	SNEX	861896108	01-Mar-2023	To ratify the appointment of KPMG LLP as the Company's independent registered public accounting firm for the 2023 fiscal year.	Issuer	Yes	For	For
STONEX GROUP INC.	SNEX	861896108	01-Mar-2023	To approve the advisory (non-binding) resolution relating to executive compensation.	Issuer	Yes	For	For
INMODE LTD.	INMD	M5425M103	03-Apr-2023	To re-elect Dr. Hadar Ron to serve as a Class I director of the Company, and to hold office until the annual general meeting of shareholders to be held in 2026 and until her successor is duly elected and qualified, or until her earlier resignation or retirement.	Issuer	Yes	For	For
INMODE LTD.	INMD	M5425M103	03-Apr-2023	That the Company's authorized share capital be increased from NIS 1,000,000 divided into 100,000,000 Ordinary Shares of a nominal value of NIS 0.01 each, to NIS 2,000,000 divided into 200,000,000 Ordinary Shares of a nominal value of NIS 0.01 each, and that Article 5 of the Company's Articles of Association be amended accordingly.	Issuer	Yes	Against	Against
INMODE LTD.	INMD	M5425M103	03-Apr-2023	To approve the amendment to the terms of engagement of Mr. Moshe Mizrahy, the Chief Executive Officer of the Company and Chairman of the Board, as described in the Proxy Statement, dated February 14, 2023.	Issuer	Yes	For	For
INMODE LTD.	INMD	M5425M103	03-Apr-2023	To approve the amendment to the terms of engagement of Dr. Michael Kreindel, the Chief Technology Officer of the Company and member of the Board, as described in the Proxy Statement, dated February 14, 2023.	Issuer	Yes	For	For
INMODE LTD.	INMD	M5425M103	03-Apr-2023	To approve and ratify the grant to each of the following Directors of the Company: Dr. Michael Anghel, Mr. Bruce Mann and Dr. Hadar Ron, 2,000 restricted share units under the Company's 2018 Incentive Plan totaling 6,000 restricted share units, half of which shall vest on February 13, 2024, and the remaining half shall vest on February 13, 2025, subject to their continued services on the date of vesting.	Issuer	Yes	For	For
INMODE LTD.	INMD	M5425M103	03-Apr-2023	To approve the re-appointment of Kesselman & Kesselman Certified Public Accounts, a member of PWC, as the Company's independent auditors for the fiscal year ending December 31, 2023, and its service until the annual general meeting of shareholders to be held in 2024.	Issuer	Yes	For	For
PAPA JOHN'S INTERNATIONAL, INC.	PZZA	698813102	25-Apr-2023	Election of Director: Christopher L. Coleman	Issuer	Yes	Against	Against
PAPA JOHN'S INTERNATIONAL, INC.	PZZA	698813102	25-Apr-2023	Election of Director: Laurette T. Koellner	Issuer	Yes	For	For
PAPA JOHN'S INTERNATIONAL, INC.	PZZA	698813102	25-Apr-2023	Election of Director: Robert M. Lynch	Issuer	Yes	For	For
PAPA JOHN'S INTERNATIONAL, INC.	PZZA	698813102	25-Apr-2023	Election of Director: Jocelyn C. Mangan	Issuer	Yes	For	For
PAPA JOHN'S INTERNATIONAL, INC.	PZZA	698813102	25-Apr-2023	Election of Director: Sonya E. Medina	Issuer	Yes	For	For
PAPA JOHN'S INTERNATIONAL, INC.	PZZA	698813102	25-Apr-2023	Election of Director: Shaquille R. O'Neal	Issuer	Yes	For	For
PAPA JOHN'S INTERNATIONAL, INC.	PZZA	698813102	25-Apr-2023	Election of Director: Anthony M. Sanfilippo	Issuer	Yes	For	For
PAPA JOHN'S INTERNATIONAL, INC.	PZZA	698813102	25-Apr-2023	Ratification of the Selection of Independent Auditors: To ratify the selection of Ernst & Young LLP as the Company's independent auditors for the 2023 fiscal year.	Issuer	Yes	For	For
PAPA JOHN'S INTERNATIONAL, INC.	PZZA	698813102	25-Apr-2023	Advisory approval of the Company's executive compensation.	Issuer	Yes	For	For
PAPA JOHN'S INTERNATIONAL, INC.	PZZA	698813102	25-Apr-2023	Advisory vote on frequency of advisory approval of executive compensation.	Issuer	Yes	1	For
HESKA CORPORATION	HSKA	42805E306	03-May-2023	Election of Director for a one year term: Robert L. Antin	Issuer	Yes	For	For
HESKA CORPORATION	HSKA	42805E306	03-May-2023	Election of Director for a one year term: Stephen L. Davis	Issuer	Yes	For	For
HESKA CORPORATION	HSKA	42805E306	03-May-2023	Election of Director for a one year term: Mark F. Furlong	Issuer	Yes	For	For
HESKA CORPORATION	HSKA	42805E306	03-May-2023	Election of Director for a one year term: Joachim A. Hasenmaier	Issuer	Yes	For	For
HESKA CORPORATION	HSKA	42805E306	03-May-2023	Election of Director for a one year term: Scott W. Humphrey	Issuer	Yes	For	For
HESKA CORPORATION	HSKA	42805E306	03-May-2023	Election of Director for a one year term: Sharon J. Maples	Issuer	Yes	For	For
HESKA CORPORATION	HSKA	42805E306	03-May-2023	Election of Director for a one year term: David E. Sveen	Issuer	Yes	Against	Against
HESKA CORPORATION	HSKA	42805E306	03-May-2023	Election of Director for a one year term: Kevin S. Wilson	Issuer	Yes	For	For
HESKA CORPORATION	HSKA	42805E306	03-May-2023	To ratify the appointment of Grant Thornton LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2023.	Issuer	Yes	For	For
HESKA CORPORATION	HSKA	42805E306	03-May-2023	To amend the Heska Corporation Equity Incentive Plan to increase the number of shares authorized for issuance thereunder by 100,000 shares.	Issuer	Yes	For	For
HESKA CORPORATION	HSKA	42805E306	03-May-2023	To approve our executive compensation in a non-binding advisory vote.	Issuer	Yes	For	For
ONTO INNOVATION INC.	ONTO	683344105	09-May-2023	Election of Director: Christopher A. Seams	Issuer	Yes	For	For
ONTO INNOVATION INC.	ONTO	683344105	09-May-2023	Election of Director: Leo Berlinghieri	Issuer	Yes	For	For
ONTO INNOVATION INC.	ONTO	683344105	09-May-2023	Election of Director: Stephen D. Kelley	Issuer	Yes	For	For
ONTO INNOVATION INC.	ONTO	683344105	09-May-2023	Election of Director: David B. Miller	Issuer	Yes	For	For
ONTO INNOVATION INC.	ONTO	683344105	09-May-2023	Election of Director: Michael P. Plisinski	Issuer	Yes	For	For
ONTO INNOVATION INC.	ONTO	683344105	09-May-2023	Election of Director: Karen M. Rogge	Issuer	Yes	For	For
ONTO INNOVATION INC.	ONTO	683344105	09-May-2023	Election of Director: May Su	Issuer	Yes	For	For
ONTO INNOVATION INC.	ONTO	683344105	09-May-2023	Election of Director: Christine A. Tsingos	Issuer	Yes	For	For
ONTO INNOVATION INC.	ONTO	683344105	09-May-2023	To approve, on an advisory (non-binding) basis, the compensation of our named executive officers as disclosed in the proxy statement.	Issuer	Yes	For	For
ONTO INNOVATION INC.	ONTO	683344105	09-May-2023	To hold an advisory (nonbinding) vote on the frequency of advisory votes on named executive officer compensation.	Issuer	Yes	For	For
ONTO INNOVATION INC.	ONTO	683344105	09-May-2023	To ratify the appointment of Ernst & Young LLP as our independent registered public accounting firm for the fiscal year ending December 30, 2023.	Issuer	Yes	For	For
WIDEOPENWEST, INC.	WOW	96758W101	16-May-2023	Election of Director: Gunjan Bhow	Issuer	Yes	For	For
WIDEOPENWEST, INC.	WOW	96758W101	16-May-2023	Election of Director: Jill Bright	Issuer	Yes	For	For
WIDEOPENWEST, INC.	WOW	96758W101	16-May-2023	Election of Director: Brian Cassidy	Issuer	Yes	For	For
WIDEOPENWEST, INC.	WOW	96758W101	16-May-2023	Ratify the appointment of BDO USA, LLP as the Company's independent registered public accounting firm for 2023.	Issuer	Yes	For	For
WIDEOPENWEST, INC.	WOW	96758W101	16-May-2023	Approve, by non-binding advisory vote, the Company's executive compensation.	Issuer	Yes	For	For
WIDEOPENWEST, INC.	WOW	96758W101	16-May-2023	Approve an amendment to the WideOpenWest, Inc.'s 2017 Omnibus Incentive Plan.	Issuer	Yes	For	For
XPEL INC	XPEL	98379L100	24-May-2023	Director: Ryan L. Pape	Issuer	Yes	For	For
XPEL INC	XPEL	98379L100	24-May-2023	Director: Mark E. Adams	Issuer	Yes	For	For
XPEL INC	XPEL	98379L100	24-May-2023	Director: Stacy L. Bogart	Issuer	Yes	For	For
XPEL INC	XPEL	98379L100	24-May-2023	Director: Richard K. Crumly	Issuer	Yes	For	For
XPEL INC	XPEL	98379L100	24-May-2023	Director: Michael A. Klonne	Issuer	Yes	For	For
XPEL INC	XPEL	98379L100	24-May-2023	To ratify the appointment of Deloitte & Touche LLP as XPEL's independent registered public accounting firm for the year ended December 31, 2023.	Issuer	Yes	For	For
XPEL INC	XPEL	98379L100	24-May-2023	To approve an amendment to the XPEL, Inc. 2020 Equity Incentive Plan to increase the number of shares reserved under the Plan from 275,000 shares to 550,000 shares.	Issuer	Yes	For	For
XPEL INC	XPEL	98379L100	24-May-2023	To approve, on an advisory basis, a resolution on executive compensation.	Issuer	Yes	For	For
EVERTEC, INC.	EVTC	30040P103	25-May-2023	Election of Director: Frank G. D'Angelo	Issuer	Yes	For	For
EVERTEC, INC.	EVTC	30040P103	25-May-2023	Election of Director: Morgan M. Schuessler, Jr.	Issuer	Yes	For	For
EVERTEC, INC.	EVTC	30040P103	25-May-2023	Election of Director: Kelly Barrett	Issuer	Yes	For	For
EVERTEC, INC.	EVTC	30040P103	25-May-2023	Election of Director: Olga Botero	Issuer	Yes	For	For
EVERTEC, INC.	EVTC	30040P103	25-May-2023	Election of Director: Jorge A. Junquera	Issuer	Yes	For	For
EVERTEC, INC.	EVTC	30040P103	25-May-2023	Election of Director: Iván Pagán	Issuer	Yes	For	For
EVERTEC, INC.	EVTC	30040P103	25-May-2023	Election of Director: Aldo J. Polak	Issuer	Yes	For	For
EVERTEC, INC.	EVTC	30040P103	25-May-2023	Election of Director: Alan H. Schumacher	Issuer	Yes	For	For
EVERTEC, INC.	EVTC	30040P103	25-May-2023	Election of Director: Brian J. Smith	Issuer	Yes	For	For
EVERTEC, INC.	EVTC	30040P103	25-May-2023	Advisory vote on executive compensation.	Issuer	Yes	For	For
EVERTEC, INC.	EVTC	30040P103	25-May-2023	Ratification of the appointment of Deloitte & Touche LLP as the Company's independent registered public accounting firm.	Issuer	Yes	For	For
EVERTEC, INC.	EVTC	30040P103	25-May-2023	Approval of Third Amended and Restated Certificate of Incorporation, which eliminates the requirement that the Board be fixed at nine directors, and deletes certain obsolete provisions and references relating to the Stockholder Agreement, which terminated on July 1, 2022.	Issuer	Yes	For	For
ELEMENT SOLUTIONS INC	ESI	28618M106	06-Jun-2023	Election of Director: Sir Martin E. Franklin	Issuer	Yes	For	For
ELEMENT SOLUTIONS INC	ESI	28618M106	06-Jun-2023	Election of Director: Benjamin Gliklich	Issuer	Yes	For	For
ELEMENT SOLUTIONS INC	ESI	28618M106	06-Jun-2023	Election of Director: Ian G.H. Ashken	Issuer	Yes	For	For
ELEMENT SOLUTIONS INC	ESI	28618M106	06-Jun-2023	Election of Director: Elyse Napoli Filon	Issuer	Yes	For	For
ELEMENT SOLUTIONS INC	ESI	28618M106	06-Jun-2023	Election of Director: Christopher T. Fraser	Issuer	Yes	For	For
ELEMENT SOLUTIONS INC	ESI	28618M106	06-Jun-2023	Election of Director: Michael F. Goss	Issuer	Yes	Against	Against
ELEMENT SOLUTIONS INC	ESI	28618M106	06-Jun-2023	Election of Director: Nichelle Maynard-Elliott	Issuer	Yes	For	For
ELEMENT SOLUTIONS INC	ESI	28618M106	06-Jun-2023	Election of Director: E. Stanley O'Neal	Issuer	Yes	For	For
ELEMENT SOLUTIONS INC	ESI	28618M106	06-Jun-2023	Advisory vote to approve the Company's 2022 executive compensation	Issuer	Yes	For	For
ELEMENT SOLUTIONS INC	ESI	28618M106	06-Jun-2023	Approval of the Company's 2024 Employee stock Purchase Plan	Issuer	Yes	For	For
ELEMENT SOLUTIONS INC	ESI	28618M106	06-Jun-2023	Ratification of the appointment of PricewaterhouseCoopers LLP as the Company's independent registered public accounting firm for 2023	Issuer	Yes	For	For
HESKA CORPORATION	HSKA	42805E306	07-Jun-2023	To adopt and approve the Agreement and Plan of Merger with Antech Diagnostics, Inc., a California corporation, Helsinki Merger Sub LLC, a Delaware limited liability company, and, solely for purposes of Section 9.15 of the Merger Agreement, Mars, Incorporated, a Delaware corporation (the "Merger Proposal").	Issuer	Yes	For	For
HESKA CORPORATION	HSKA	42805E306	07-Jun-2023	To approve, on a non-binding, advisory basis, the compensation that may be paid or become payable to our named executive officers that is based on or otherwise relates to the merger.	Issuer	Yes	For	For
HESKA CORPORATION	HSKA	42805E306	07-Jun-2023	To approve one or more adjournments of the Special Meeting, if necessary, to solicit additional proxies if a quorum is not present or there are not sufficient votes cast at the Special Meeting to approve the Merger Proposal.	Issuer	Yes	For	For
ALARM.COM HOLDINGS, INC.	ALRM	011642105	07-Jun-2023	Election of Director to hold office until the 2024 Annual Meeting of Stockholders: Donald Clarke	Issuer	Yes	For	For
ALARM.COM HOLDINGS, INC.	ALRM	011642105	07-Jun-2023	Election of Director to hold office until the 2024 Annual Meeting of Stockholders: Rear Admiral (Ret.) Stephen Evans	Issuer	Yes	For	For
ALARM.COM HOLDINGS, INC.	ALRM	011642105	07-Jun-2023	Election of Director to hold office until the 2024 Annual Meeting of Stockholders: Timothy McAdam	Issuer	Yes	For	For
ALARM.COM HOLDINGS, INC.	ALRM	011642105	07-Jun-2023	Election of Director to hold office until the 2024 Annual Meeting of Stockholders: Timothy J. Whall	Issuer	Yes	For	For
ALARM.COM HOLDINGS, INC.	ALRM	011642105	07-Jun-2023	Election of Director to hold office until the 2024 Annual Meeting of Stockholders: Simone Wu	Issuer	Yes	For	For
ALARM.COM HOLDINGS, INC.	ALRM	011642105	07-Jun-2023	To ratify the selection by the Audit Committee of the Board of Directors of PricewaterhouseCoopers LLP as the independent registered public accounting firm of the Company for its fiscal year ending December 31, 2023.	Issuer	Yes	For	For
ALARM.COM HOLDINGS, INC.	ALRM	011642105	07-Jun-2023	To approve, on an advisory basis, the compensation of the Company's named executive officers as disclosed in the Proxy Statement.	Issuer	Yes	For	For
ALARM.COM HOLDINGS, INC.	ALRM	011642105	07-Jun-2023	To consider, if properly presented at the Annual Meeting, a non-binding stockholder proposal requesting that the Company adopt a policy or amend its Bylaws to provide a reasonable time for votes to be cast or changed after a final stockholder proposal is presented at the Company's annual meetings.	Issuer	Yes	Against	For
UPWORK INC.	UPWK	91688F104	09-Jun-2023	Election of Class II Director to serve a three-year term expiring at the 2026 Annual Meeting: Leela Srinivasan	Issuer	Yes	For	For
UPWORK INC.	UPWK	91688F104	09-Jun-2023	Election of Class II Director to serve a three-year term expiring at the 2026 Annual Meeting: Gary Steele	Issuer	Yes	For	For
UPWORK INC.	UPWK	91688F104	09-Jun-2023	Ratify the appointment of PricewaterhouseCoopers LLP as our independent registered public accounting firm for the year ending December 31, 2023.	Issuer	Yes	For	For
UPWORK INC.	UPWK	91688F104	09-Jun-2023	Approve, on a non-binding advisory basis, the compensation of our named executive officers.	Issuer	Yes	For	For
UPWORK INC.	UPWK	91688F104	09-Jun-2023	Adoption of the Restated Certificate of Incorporation in order to reflect recently adopted Delaware law provisions regarding officer exculpation and to make certain other technical and administrative changes, each as reflected in the Restated Certificate of Incorporation and described in the Proxy Statement.	Issuer	Yes	For	For
PAGERDUTY, INC.	PD	69553P100	14-Jun-2023	Director: Sameer Dholakia	Issuer	Yes	For	For
PAGERDUTY, INC.	PD	69553P100	14-Jun-2023	Director: William Losch	Issuer	Yes	For	For
PAGERDUTY, INC.	PD	69553P100	14-Jun-2023	Director: Jennifer Tejada	Issuer	Yes	For	For
PAGERDUTY, INC.	PD	69553P100	14-Jun-2023	To ratify the selection of Ernst & Young LLP by the Audit Committee of the Board of Directors as the independent registered public accounting firm of the Company for its fiscal year ending January 31, 2024.	Issuer	Yes	For	For
PAGERDUTY, INC.	PD	69553P100	14-Jun-2023	To conduct an advisory, non-binding vote to approve the compensation of our named executive officers.	Issuer	Yes	For	For
IRADIMED CORPORATION	IRMD	46266A109	15-Jun-2023	Director: Roger Susi	Issuer	Yes	For	For
IRADIMED CORPORATION	IRMD	46266A109	15-Jun-2023	Director: Monty Allen	Issuer	Yes	For	For
IRADIMED CORPORATION	IRMD	46266A109	15-Jun-2023	Director: Anthony Vuoto	Issuer	Yes	For	For
IRADIMED CORPORATION	IRMD	46266A109	15-Jun-2023	Director: Hilda Scharen-Guivel	Issuer	Yes	For	For
IRADIMED CORPORATION	IRMD	46266A109	15-Jun-2023	Director: James Hawkins	Issuer	Yes	For	For
IRADIMED CORPORATION	IRMD	46266A109	15-Jun-2023	To ratify the appointment of RSM US LLP as the independent registered public accounting firm of the Company for the year ending December 31, 2023.	Issuer	Yes	For	For
IRADIMED CORPORATION	IRMD	46266A109	15-Jun-2023	To approve, on a non-binding advisory basis, the compensation of the named executive officers.	Issuer	Yes	For	For
IRADIMED CORPORATION	IRMD	46266A109	15-Jun-2023	To vote, on an advisory basis, on the frequency of future advisory votes on executive compensation.	Issuer	Yes	1	For
IRADIMED CORPORATION	IRMD	46266A109	15-Jun-2023	To approve the Iradimed Corporation 2023 Equity Incentive Plan.	Issuer	Yes	For	For
IRADIMED CORPORATION	IRMD	46266A109	15-Jun-2023	To approve an amendment to our Restated Certificate of Incorporation to limit the liability of certain officers of the Company.	Issuer	Yes	For	For
OLO INC.	OLO	68134L109	15-Jun-2023	Director: Lee Kirkpatrick	Issuer	Yes	Against	Against
OLO INC.	OLO	68134L109	15-Jun-2023	Director: Daniel Meyer	Issuer	Yes	For	For
OLO INC.	OLO	68134L109	15-Jun-2023	Director: Colin Neville	Issuer	Yes	For	For
OLO INC.	OLO	68134L109	15-Jun-2023	To ratify the selection by the audit committee of our board of directors of Deloitte & Touche LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2023.	Issuer	Yes	For	For
OLO INC.	OLO	68134L109	15-Jun-2023	To approve, on a non-binding advisory basis, the frequency of future non-binding advisory votes on the compensation of our named executive officers.	Issuer	Yes	1	For
OLO INC.	OLO	68134L109	15-Jun-2023	To approve, on a non-binding advisory basis, the compensation of our named executive officers.	Issuer	Yes	Against	Against
SOUNDTHINKING, INC.	SSTI	82536T107	21-Jun-2023	Election of Class III Director: Ralph Clark	Issuer	Yes	For	For
SOUNDTHINKING, INC.	SSTI	82536T107	21-Jun-2023	Election of Class III Director: Marc Morial	Issuer	Yes	For	For
SOUNDTHINKING, INC.	SSTI	82536T107	21-Jun-2023	Election of Class III Director: Ruby Sharma	Issuer	Yes	For	For
SOUNDTHINKING, INC.	SSTI	82536T107	21-Jun-2023	Advisory approval of the compensation of the Company's named executive officers.	Issuer	Yes	Against	Against
SOUNDTHINKING, INC.	SSTI	82536T107	21-Jun-2023	Advisory vote on the frequency of stockholder advisory votes on the compensation of the Company's named executive officers.	Issuer	Yes	1	For
SOUNDTHINKING, INC.	SSTI	82536T107	21-Jun-2023	Ratification of the appointment of Baker Tilly US, LLP as the Company's independent registered public accounting firm for the fiscal year ending December 31, 2023.	Issuer	Yes	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) BCM Focus Funds

By (Signature and Title)	/s/ Brian T. Bares
Brian T. Bares
Principal Executive Officer and Principal Financial Officer

Date: 7/18/2023